OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES - Schedule of Offsetting of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
Financial assets
Financial assets at fair value through profit or loss	[1]	£ 206,771	£ 191,169
Derivative financial instruments		22,051	29,613
Loans and advances to banks	[1]	7,001	8,060
Loans and advances to customers	[1]	448,567	440,200
Debt securities		6,835	5,405
Financial assets at fair value through other comprehensive income		28,137	27,603
Financial liabilities
Deposits from banks	[1]	7,647	12,698
Customer deposits and repurchase agreements	[1]	476,344	450,651
Financial liabilities at fair value through profit or loss		23,123	22,646
Derivative financial instruments		18,060	27,313
Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		206,771	191,169
Loans and advances to banks		4,170	4,467
Loans and advances to customers		25,368	24,009
Debt securities		47,218	46,683
Gross assets and liabilities
Financial assets
Financial assets at fair value through other comprehensive income		28,137	27,603
Gross assets and liabilities | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		38,699	31,473
Gross assets and liabilities | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		487,303	465,477
Gross assets and liabilities | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		42,036	37,557
Gross assets and liabilities | Derivative liabilities
Financial liabilities
Derivative financial instruments		46,214	85,088
Gross assets and liabilities | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		225,684	206,080
Gross assets and liabilities | Derivative financial instruments
Financial assets
Derivative financial instruments		50,205	88,700
Gross assets and liabilities | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		11,500	10,754
Gross assets and liabilities | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		509,707	504,252
Gross assets and liabilities | Debt securities
Financial assets
Debt securities		6,835	5,405
Gross assets and liabilities | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		191,850	178,176
Gross assets and liabilities | Excluding reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		7,001	8,060
Gross assets and liabilities | Excluding reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		449,732	440,200
Gross assets and liabilities | Reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		33,834	27,904
Gross assets and liabilities | Reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		4,499	2,694
Gross assets and liabilities | Reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		59,975	64,052
Gross assets and liabilities | Deposits from banks | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		7,647	12,698
Gross assets and liabilities | Deposits from banks | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		477,509	450,651
Gross assets and liabilities | Deposits from banks | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		8,161	7,650
Gross assets and liabilities | Repurchase agreements | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		31,052	18,775
Gross assets and liabilities | Repurchase agreements | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		9,794	14,826
Gross assets and liabilities | Repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		33,875	29,907
Amount offset in the balance sheet
Financial assets
Financial assets at fair value through other comprehensive income		0	0
Amount offset in the balance sheet | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		967	8
Amount offset in the balance sheet | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		9,919	5,409
Amount offset in the balance sheet | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		18,913	14,911
Amount offset in the balance sheet | Derivative liabilities
Financial liabilities
Derivative financial instruments		28,154	57,775
Amount offset in the balance sheet | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		18,913	14,911
Amount offset in the balance sheet | Derivative financial instruments
Financial assets
Derivative financial instruments		28,154	59,087
Amount offset in the balance sheet | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		967	8
Amount offset in the balance sheet | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		9,919	5,409
Amount offset in the balance sheet | Debt securities
Financial assets
Debt securities		0	0
Amount offset in the balance sheet | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		0	0
Amount offset in the balance sheet | Excluding reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		0	0
Amount offset in the balance sheet | Excluding reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		1,165	0
Amount offset in the balance sheet | Reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		18,913	14,911
Amount offset in the balance sheet | Reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		967	8
Amount offset in the balance sheet | Reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		8,754	5,409
Amount offset in the balance sheet | Deposits from banks | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		0	0
Amount offset in the balance sheet | Deposits from banks | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		1,165	0
Amount offset in the balance sheet | Deposits from banks | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		0	0
Amount offset in the balance sheet | Repurchase agreements | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		967	8
Amount offset in the balance sheet | Repurchase agreements | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		8,754	5,409
Amount offset in the balance sheet | Repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		18,913	14,911
Net amount recognised in the balance sheet
Financial assets
Financial assets at fair value through other comprehensive income		28,137	27,603
Net amount recognised in the balance sheet | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		37,732	31,465
Net amount recognised in the balance sheet | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		477,384	460,068
Net amount recognised in the balance sheet | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		23,123	22,646
Net amount recognised in the balance sheet | Derivative liabilities
Financial liabilities
Derivative financial instruments		18,060	27,313
Net amount recognised in the balance sheet | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		206,771	191,169
Net amount recognised in the balance sheet | Derivative financial instruments
Financial assets
Derivative financial instruments		22,051	29,613
Net amount recognised in the balance sheet | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		10,533	10,746
Net amount recognised in the balance sheet | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		499,788	498,843
Net amount recognised in the balance sheet | Debt securities
Financial assets
Debt securities		6,835	5,405
Net amount recognised in the balance sheet | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		191,850	178,176
Net amount recognised in the balance sheet | Excluding reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		7,001	8,060
Net amount recognised in the balance sheet | Excluding reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		448,567	440,200
Net amount recognised in the balance sheet | Reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		14,921	12,993
Net amount recognised in the balance sheet | Reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		3,532	2,686
Net amount recognised in the balance sheet | Reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		51,221	58,643
Net amount recognised in the balance sheet | Deposits from banks | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		7,647	12,698
Net amount recognised in the balance sheet | Deposits from banks | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		476,344	450,651
Net amount recognised in the balance sheet | Deposits from banks | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		8,161	7,650
Net amount recognised in the balance sheet | Repurchase agreements | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		30,085	18,767
Net amount recognised in the balance sheet | Repurchase agreements | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		1,040	9,417
Net amount recognised in the balance sheet | Repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		14,962	14,996
Cash collateral received/ pledged
Financial assets
Financial assets at fair value through other comprehensive income		0	0
Cash collateral received/ pledged | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		5,678	8,739
Cash collateral received/ pledged | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		0	1,862
Cash collateral received/ pledged | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		0	0
Cash collateral received/ pledged | Derivative liabilities
Financial liabilities
Derivative financial instruments		2,529	5,199
Cash collateral received/ pledged | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		20	24
Cash collateral received/ pledged | Derivative financial instruments
Financial assets
Derivative financial instruments		5,658	8,715
Cash collateral received/ pledged | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		1,731	3,105
Cash collateral received/ pledged | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		798	2,094
Cash collateral received/ pledged | Debt securities
Financial assets
Debt securities		0	0
Cash collateral received/ pledged | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		0	0
Cash collateral received/ pledged | Excluding reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		1,731	3,105
Cash collateral received/ pledged | Excluding reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		798	2,094
Cash collateral received/ pledged | Reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		20	24
Cash collateral received/ pledged | Reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		0	0
Cash collateral received/ pledged | Reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		0	0
Cash collateral received/ pledged | Deposits from banks | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		5,678	8,739
Cash collateral received/ pledged | Deposits from banks | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		0	1,862
Cash collateral received/ pledged | Deposits from banks | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		0	0
Cash collateral received/ pledged | Repurchase agreements | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		0	0
Cash collateral received/ pledged | Repurchase agreements | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		0	0
Cash collateral received/ pledged | Repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		0	0
Non-cash collateral received/ pledged
Financial assets
Financial assets at fair value through other comprehensive income		4,981	5,132
Non-cash collateral received/ pledged | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		30,085	18,767
Non-cash collateral received/ pledged | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		2,546	12,179
Non-cash collateral received/ pledged | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		14,962	14,996
Non-cash collateral received/ pledged | Derivative liabilities
Financial liabilities
Derivative financial instruments		15,063	20,156
Non-cash collateral received/ pledged | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		17,357	15,536
Non-cash collateral received/ pledged | Derivative financial instruments
Financial assets
Derivative financial instruments		12,645	16,747
Non-cash collateral received/ pledged | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		3,532	2,686
Non-cash collateral received/ pledged | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		52,727	61,405
Non-cash collateral received/ pledged | Debt securities
Financial assets
Debt securities		267	0
Non-cash collateral received/ pledged | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		2,456	2,567
Non-cash collateral received/ pledged | Excluding reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		0	0
Non-cash collateral received/ pledged | Excluding reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		1,506	2,762
Non-cash collateral received/ pledged | Reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		14,901	12,969
Non-cash collateral received/ pledged | Reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		3,532	2,686
Non-cash collateral received/ pledged | Reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		51,221	58,643
Non-cash collateral received/ pledged | Deposits from banks | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		0	0
Non-cash collateral received/ pledged | Deposits from banks | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		1,506	2,762
Non-cash collateral received/ pledged | Deposits from banks | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		0	0
Non-cash collateral received/ pledged | Repurchase agreements | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		30,085	18,767
Non-cash collateral received/ pledged | Repurchase agreements | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		1,040	9,417
Non-cash collateral received/ pledged | Repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		14,962	14,996
Potential net amounts if offset of related amounts permitted
Financial assets
Financial assets at fair value through other comprehensive income		23,156	22,471
Potential net amounts if offset of related amounts permitted | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		1,969	3,959
Potential net amounts if offset of related amounts permitted | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		474,838	446,027
Potential net amounts if offset of related amounts permitted | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		8,161	7,650
Potential net amounts if offset of related amounts permitted | Derivative liabilities
Financial liabilities
Derivative financial instruments		468	1,958
Potential net amounts if offset of related amounts permitted | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		189,394	175,609
Potential net amounts if offset of related amounts permitted | Derivative financial instruments
Financial assets
Derivative financial instruments		3,748	4,151
Potential net amounts if offset of related amounts permitted | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		5,270	4,955
Potential net amounts if offset of related amounts permitted | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		446,263	435,344
Potential net amounts if offset of related amounts permitted | Debt securities
Financial assets
Debt securities		6,568	5,405
Potential net amounts if offset of related amounts permitted | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		189,394	175,609
Potential net amounts if offset of related amounts permitted | Excluding reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		5,270	4,955
Potential net amounts if offset of related amounts permitted | Excluding reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		446,263	435,344
Potential net amounts if offset of related amounts permitted | Reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss		0	0
Potential net amounts if offset of related amounts permitted | Reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks		0	0
Potential net amounts if offset of related amounts permitted | Reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers		0	0
Potential net amounts if offset of related amounts permitted | Deposits from banks | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		1,969	3,959
Potential net amounts if offset of related amounts permitted | Deposits from banks | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		474,838	446,027
Potential net amounts if offset of related amounts permitted | Deposits from banks | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		8,161	7,650
Potential net amounts if offset of related amounts permitted | Repurchase agreements | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks		0	0
Potential net amounts if offset of related amounts permitted | Repurchase agreements | Customer deposits
Financial liabilities
Customer deposits and repurchase agreements		0	0
Potential net amounts if offset of related amounts permitted | Repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss		£ 0	£ 0

[1]	See note 1 regarding changes to presentation.